Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Measurements
The following tables set forth the Plan’s assets at fair value as of December 31, 2025 and 2024, by level, within the fair value hierarchy:

	As of December 31, 2025 (In thousands)
	Level 1	Level 2	Total

Self-directed brokerage accounts	$494,490	$—	$494,490

HP Inc. common stock	84,314	—	84,314

Short-term investments	—	416,617	416,617

Mutual fund	13,097	—	13,097

	$591,901	$416,617	1,008,518

Common/collective investment trust funds (NAV)			9,761,511

Total assets			$10,770,029

	As of December 31, 2024 (In thousands)
	Level 1	Level 2	Total

Self-directed brokerage accounts	$429,307	$—	$429,307

HP Inc. common stock	137,046	—	137,046

Short-term investments	—	406,775	406,775

Mutual fund	1,318	—	1,318

	$567,671	$406,775	974,446

Common/collective investment trust funds (NAV)			9,213,988

Total assets			$10,188,434